              Putnam Hartford Capital Manager (Series VI and Series VIR)
                                  Separate Account Ten
                     Hartford Life and Annuity Insurance Company

Supplement Dated September 20, 2002 to the Prospectus Dated August 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

Ratings Agency       Effective Date      Rating       Basis of Rating
                       Of Rating
Fitch                9/19/02               AA        Claims paying ability



This supplement should be retained with the prospectus for future reference.

HV-3969
333-69429